RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Share based payments	$ 1,895	$ 1,987
Total Key Management compensation	5,700	6,149
Accrued short term	1,400	1,100
Directors' fees
RELATED PARTY TRANSACTIONS
Salaries and short term incentives paid	366	291
Consulting fees
RELATED PARTY TRANSACTIONS
Salaries and short term incentives paid	$ 3,439	$ 3,871